Investment in Affiliated Company (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Investment In Affiliate Activity [Table Text Block]
Investment in affiliated company
As of January 1, 2018	1,404
Exercise of warrant investment (see note 4C2)	9,069
Gain from issuance of shares to third party (see note 4A1)	453
Equity in net loss of affiliated company	(3,358)
As of December 31, 2018	7,568
Gain from issuance of shares to third parties (see note 4A3)	1,941
Equity in net loss of affiliated company	(2,780)
As of December 31, 2019	6,729

Schedule Of Investment In Affiliate Of Balance Sheet Data [Table Text Block]
Balance sheet data:	As of December 31,
	2019	2018
	USD in thousands
Current assets	9,820	4,714
Long-term assets	2,228	846
Current liabilities	(1,113)	(633)
Long-term liabilities	(1,270)	—
Equity	(9,665)	(4,927)

Schedule Of Investment In Affiliate Of Operating Data [Table Text Block]
Operating data:	Year ended December 31,
	2019	2018
	USD in thousands
Revenue	—	—
Operating loss	(10,046)	(8,598)
Net loss	(10,032)	(8,646)

Schedule of Investment In Warrants Investment [Table Text Block]
Other Investments
As of January 1, 2018	4,033
Warrants exercised (see note 4C2)	(4,004)
Revaluation of other investments (see note 4C1)	316
As of December 31, 2018	345
Warrants sold to third parties (see note 4C3)	(21)
Revaluation (see note 4C3)	(324)
As of December 31, 2019	—